Related parties - Key managerial person expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties.
Shortterm employee benefits	$ 18,354	$ 19,980	$ 25,537
Postemployment benefits	154	1,723	105
Total key management personnel compensation excluding share-based payments	18,508	21,703	25,642
Share-based payments	6,696	5,380	9,795
Total	$ 25,204	$ 27,083	$ 35,437